Commissions and fees (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commissions and fees
Lending business	SFr 705	SFr 867
Investment and portfolio management	1,640	1,776
Other securities business	43	50
Fiduciary business	1,683	1,826
Underwriting	932	1,096
Brokerage	1,967	1,849
Underwriting and brokerage	2,899	2,945
Other services	845	885
Commissions and fees	SFr 6,132	SFr 6,523